Note 15 - Retirement and Pension Plans (Details) - Summary of Funded Status of the Plan (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Funded Status of the Plan [Abstract]
Accumulated benefit obligation	$ (653)	$ (711)
Project benefit obligation	(838)	(933)	(1,220)	(1,074)
Plan assets at fair value	545	542	512	446
Funded status of the plan	$ (293)	$ (391)